Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
Schedule of Expense Recognized in Financial Statements

The share-based compensation expense that was recognized for services received from employees and members of the Company’s Board of Directors is presented in the following table:

	For the Year Ended December 31
	2024	2023	2022
	U.S. Dollar in thousands
Cost of revenues	$159	$249	$308
Research and development	96	167	204
Selling and marketing	177	238	254
General and administrative	435	660	372
Total share-based compensation	$867	$1,314	$1,138

Schedule of Weighted Average Exercise Prices of Share

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2024		2023		2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS
Outstanding at beginning of year	3,022,098	19.81	3,022,314	19.91	1,504,678	20.38
Granted	29,849	23.33	321,264	18.60	1,833,200	19.27
Exercised	(189,154)	18.49	(42,175)	19.04	(8,325)	16.47
Forfeited	(295,305)	20.90	(279,305)	19.57	(307,239)	19.14

Outstanding at end of year(1)	2,567,488	19.81	3,022,098	18.82	3,022,314	19.91
Exercisable at end of year(2)	1,518,437	20.25	1,412,709	19.83	1,049,329	20.38
The weighted average remaining contractual life for the share options		3.49		3.93		4.67

(1)	The range of exercise prices for share options outstanding as of December 31, 2024, were NIS 16.53- NIS 29.68. Exercise is by net exercise method.

(2)	The weighted average exercise price of the exercisable options at December 31, 2024, 2023 and 2022 translated into U.S. dollars as of the relevant exchange rate on those days is $5.55, $5.62, $5.79, respectively.
	2024		2023		2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In USD		In NIS		In NIS
Outstanding at beginning of year	247,883	5.56	225,500	5.55	-	-
Granted	12,700	6.36	22,383	5.64	243,600	5.57
Exercised	-	-	-	-	-	-
Forfeited	(10,000)	5.36	-	-	(18,100)	5.82

Outstanding at end of year(1)	250,583	5.61	247,883	5.56	225,500	5.55
Exercisable at end of year	113,345	5.56	56,375	5.55	-	-
The weighted average remaining contractual life for the share options		4.06		5.00		5.90

(1)	The range of exercise prices for share options outstanding as of December 31, 2024, were USD 4.57- USD 6.62 Exercise is by net exercise method.

Schedule of RSUs and Changes in RSUs	The following table lists the number of RSUs and changes in RSUs grants during the year:
	Number of RSUs
	2024	2023	2022

Outstanding at beginning of year	1,875	14,705	49,561
Granted	-	-	-
End of restriction period	(1,875)	(12,444)	(31,608)
Forfeited	-	(386)	(3,248)

Outstanding at end of year	-	1,875	14,705
The weighted average remaining contractual life for the restricted share units	-	0.25	0.96

Schedule of Inputs to Binomial Model Used for Fair Value Measurement

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan.

	2024	2023	2022
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	29-38	26-38	23-40
Risk-free interest rate (%)	3.74-4.87	3.76-4.70	0.4-3.55
Contractual term of up to (years)	6.5	6.5	6.5
Weighted average share prices (NIS)	20.82-22.77	16.10-19.46	13.6-18.41
Expected average forfeiture rate (%)	8.5	8.5	8.5

Under the US Appendix:

	2024	2023	2022
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	38-43	34-47	27-47
Risk-free interest rate (%)	3.04-6.11	3.76-5.03	0.91-3.54
Contractual term of up to (years)	6.5	6.5	6.5
Weighted average share prices (USD)	5.88-6.30	4.22-5.55	4.8-5.37
Expected average forfeiture rate (%)	8.5	5-8.5	1.9-8.5